Document and Entity Information Document	Sep. 08, 2026
Entity Information [Line Items]
Document Type	8-K
Entity Registrant Name	TENET HEALTHCARE CORP
Entity Incorporation, State or Country Code	NV
Entity File Number	1-7293
Entity Tax Identification Number	95-2557091
Entity Address, Address Line One	14201 Dallas Parkway
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	469
Local Phone Number	893-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000070318
Amendment Flag	false
Document Period End Date	Sep. 08, 2026
New York Stock Exchange | Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common stock, $0.05 par value
Trading Symbol	THC
Security Exchange Name	NYSE
New York Stock Exchange | 6.875% Senior Notes due 2031
Entity Information [Line Items]
Title of 12(b) Security	6.875% Senior Notes due 2031
Trading Symbol	THC31
Security Exchange Name	NYSE